Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt

As of June 30, 2015 and September 30, 2014, the Company’s long-term debt consisted of the following:

(in thousands)	June 30, 2015	September 30, 2014
Term loan principal and interest due in quarterly installments through January 31, 2021	$647,223	$597,000
Original issue discount on term loan, net of accumulated amortization	(1,527)	(1,235)
Senior Notes	—	212,000
Original issue discount and initial purchaser discount on senior notes, net of accumulated amortization	—	(4,570)

	645,696	803,195
Less current portion	6,554	168,000

Long-term debt	$639,142	$635,195

The Company’s long-term debt consists of the following as of September 30 (in thousands):

	2014	2013
Term loan principal and interest due in quarterly installments through January 31, 2021, subject to acceleration to November 15, 2017	$597,000	$—
Prior term loan, principal and interest repaid on January 31, 2014	—	546,525
Original issue discount on term loan, net of accumulated amortization	(1,235)	(4,403)
Senior notes, due February 15, 2018; semi-annual cash interest payments due each February 15th and August 15th (interest rate of 12.50%)	212,000	250,000
Original issue discount and initial purchase discount on senior notes, net of accumulated amortization	(4,570)	(7,003)

	803,195	785,119
Less current portion	168,000	5,600

Long-term debt	$635,195	$779,519

Annual Maturities of Debt

Annual maturities of the Company’s debt for the fiscal year ended September 30 are as follows:

(In thousands)
2015 (includes $162,000 of senior notes redeemed on October 17, 2014)	$168,000
2016	6,000
2017	6,000
2018	56,000
2019	6,000
Thereafter	567,000

Total	$809,000